Prospectus Supplement

October 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2021

Emerging Markets Fixed Income Opportunities Portfolio
Global Insight Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 30, 2021, as amended August 16, 2021

Next Gen Emerging Markets Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated July 14, 2021

Global Focus Real Estate Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 31, 2021

Multi-Asset Real Return Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated September 13, 2021

U.S. Focus Real Estate Portfolio

Effective October 29, 2021, the following language is hereby added at the end of the section of each Prospectus entitled "Shareholder Information—How to Redeem Fund Shares":

Reinstatement Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of the Fund you redeemed from or another Morgan Stanley Multi-Class Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to the Fund's transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Please retain this supplement for future reference.

  IFIREINSTATEPROSPT1 10/21

Prospectus Supplement

October 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2021

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
Permanence Portfolio
U.S. Real Estate Portfolio
US Core Portfolio

Effective October 29, 2021, the following language is hereby added at the end of the section of each Prospectus entitled "Shareholder Information—How to Redeem Fund Shares":

Reinstatement Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of a Fund you redeemed from or another Morgan Stanley Multi-Class Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to a Fund's transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify a Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Please retain this supplement for future reference.

  IFIREINSTATEPROSPT2 10/21